EQUITY (Details Narrative) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Common Stock, Shares Authorized	25,000,000	25,000,000
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001
Maximum [Member]
Common Stock, Shares Authorized	37,500,000